Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Income Tax Disclosure [Abstract]
Income Taxes

Note 9 — Income Taxes

The income tax provision for interim periods is determined using an estimate of the annual effective tax rate, adjusted for discrete items, if any, that are taken into account in the relevant period. Each quarter, the estimate of the annual effective tax rate is updated, and if the estimated effective tax rate changes, a cumulative adjustment is made.

The effective income tax rate was (32.5%) and 20.3% for the three months ended March 31, 2026 and 2025, respectively.

Note 9 Income Taxes

Following is a summary of cash paid for income taxes, net of refunds:

	2025	2024
Federal	$(169,582)	$-
State	-	-
Foreign	-	-
Total	$(169,582)	$-

Following is a summary of Loss before provision for (benefit) income taxes

	2025	2024
Domestic	$(1,353,285)	$(2,994,493)
Foreign	-	-
Total	$(1,353,285)	$(2,994,493)

Following is a summary of the components giving rise to the income tax benefit for the years ended December 31:

	2025	2024
Current:
Federal	$-	$-
State	-	-
	-	-
Non - current:
Federal	439,942	(514,832)
State
Deferred Tax (Benefit) Provision	439,942	(514,832)

Total	$439,942	$(514,832)

Deferred income taxes reflect the net tax effect of temporary differences between the carrying amounts of assets and liabilities for financing reporting purposes and the amount used for income tax purposes. Significant components of our deferred tax assets and liabilities are as follows as of December 31:

	2025	2024
NYS Investment Tax Credit	$1,572,262	$1,565,784
MA R&D Credit	740,871	684,621
Lease Liability	406,638	434,052
Allowance for Current Expected Credit Losses	30,576	24,602
Net Operating Loss	461,055	241,766
Amortized Startup Costs	406,546	400,371
Amortization on Intangibles	766	700
Section 174 Capitalization	796,843	1,032,715
Inventory Reserve	134,137	105,610
Accrued Vacation	-	15,003
Business Interest Limitation	341,686	134,976
Valuation Allowance	(3,188,611)	(2,250,405)
Deferred Tax Assets	1,702,769	2,389,795

Deferred Tax Liabilities:
Right of Use Asset	(435,764)	(456,550)
Depreciation	(1,267,005)	(1,493,303)
Deferred Tax Liabilities:	(1,702,769)	(1,949,853)
Deferred Tax Assets (Liabilities), Net	-	439,942

The provision for income taxes differs from the amount of income tax determined by applying the applicable U.S. statutory federal income tax rate to income from continuing operations before income taxes as follows for the year ended December 31:

	2025

U.S. federal statutory tax rate	$(284,263)	21.00%

State income taxes, net of federal benefit	$-	0.00%
Foreign income taxes	$-	0.00%
Effects of cross-border tax laws	$-	0.00%
Tax credits	$-	0.00%
Change in valuation allowance	$723,235	(53.43)%
Nontaxable or nondeductible items
Federal Special Deductions	$21,888	(1.62)%
Pass through entity - ELR	$(44,924)	3.32%
Meals and Entertainment	$2,521	(0.19)%
Other Adjustments
Interest expense true up	$14,930	(1.10)%
Net operating loss true up	$6,555	(0.48)%
Total income tax provision (benefit)	$439,942	(32.50)%

The Company adopted ASU 2023-09, Improvements to Income Tax Disclosures, effective January 1, 2025 on a prospective basis. Accordingly, prior period disclosures have not been adjusted.

2024

Statutory Income Tax Rate	21.00%

Federal Special Deductions	(0.68)%
State Tax Credits	7.33%
Change in Valuation Allowance	(7.33)%
Pass Through Entity	(2.91)%
Other, Net	(0.18)%
Effective Tax Rate	17.23%

The tax returns of the Company are open for three years from the date of filing. At the report date, the statute of limitations for federal and state tax returns are open for the Company for 2024, 2023, and 2022.

The Company has federal and state net operating loss carryforwards totaling approximately $2.765 million at December 31, 2025. Under the provisions of the Internal Revenue Code, the net operating loss and tax credit carryforwards are subject to review and possible adjustment by the Internal Revenue Service and state tax authorities. Net operating loss and tax credit carryforwards may become subject to an annual limitation in the event of certain cumulative changes in the ownership interest of significant shareholders over a three-year period in excess of 50 percent, as defined under Sections 382 and 383 of the Internal Revenue Code, respectively, as well as similar state provisions. This could limit the amount of tax attributes that can be utilized annually to offset future taxable income or tax liabilities. The amount of the annual limitation is determined based on the value of the Company immediately prior to the ownership change. Subsequent ownership changes may further affect the limitation in future years. The Company has evaluated and concluded that section 382 was not triggered.

SYNTEC OPTICS HOLDINGS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025 AND 2024

Note 9 Income Taxes - Continued

The Company has significant deferred tax assets as a result of temporary differences between the taxable income on its tax return and U.S. GAAP income, federal and state R&D tax credit carry forwards. A deferred tax asset generally represents future tax benefits to be received when temporary differences previously reported in the consolidated financial statements become deductible for income tax purposes, or when tax credit carry forwards are utilized on the Company tax returns. The Company assesses the realizability of its deferred tax assets and the need for a valuation allowance based on the guidance provided in current financial accounting standards.

Significant judgment is required in determining the realizability of the Company’s deferred tax assets. The assessment of whether valuation allowances are required considers, among other matters, the nature, frequency and severity of any current and cumulative losses, forecasts of future profitability, the duration of statutory carry forward periods, the Company’s experience with loss carry forwards not expiring unused and tax planning alternatives. In analyzing the need for valuation allowances, the Company first considered its history of cumulative operating results for income tax purposes over the past several years in each of the tax jurisdictions which it operates, its recent financial performance, statutory carry forward periods and tax planning alternatives. In addition, the Company considered both its near-term and long-term financial outlook. After considering all available evidence (both positive and negative), the Company concluded that recognition of a valuation allowance was required in the amount of $3,188,611 and $2,250,405 at December 31, 2025 and 2024, respectively.

New York state corporate tax reform has resulted in the reduction of the business income base rate for qualified manufacturers in New York State to 0% beginning in 2014 for Syntec. At December 31, 2025, the Company has $1,572,262 of New York State investment tax credit carryforwards, expiring in various years through 2037. The credits cannot be utilized unless the New York state tax rate is no longer 0%, and as such, the Company has recorded a valuation allowance against the full amount of these credit carryforwards (net of the federal benefit). In addition, the Company has approximately $740,871 of Massachusetts State Research and Development credit carryforwards, expiring in various years through 2037 that the Company has recorded a valuation allowance against.

Evaluation of Remaining Deferred Tax Assets

After consideration of valuation allowances recorded against certain state tax credits, the Company had a net deferred tax asset of approximately $0.9 million as of December 31, 2025. Management evaluated the realizability of these remaining deferred tax assets by assessing all available positive and negative evidence in accordance with ASC 740.

The Company’s assessment included analysis of recent operating results and projections of future taxable income. Results in 2024 and 2025 were adversely affected by management restructuring, severance, experimental R&D, and other onetime costs. Recent trends show that operating performance has stabilized and profitability is projected to improve beginning in 2026. However, the 2024 and 2025 performance remains as strong negative evidence due to the measurable nature of the results. Forecasted future earnings are expected to generate sufficient taxable income to utilize the remaining deferred tax assets.

Additional positive evidence considered in management’s evaluation included sustained improvement in the Company’s market capitalization, strong customer backlog providing revenue visibility, new major defense related customer engagements, and favorable industry conditions supporting future growth. Such additional factors are largely forward-looking in nature and do not rise to the level of objectively verifiable evidence required to overcome the significant negative evidence present.

Legislative and Regulatory Considerations

During 2025, the U.S. government enacted Public Law 119-21 (sometimes referred to as One Big Beautiful Bill) which includes changes to the treatment of research and development expenditures. Due to operating losses incurred in 2024 and 2025, the Company was not able to fully utilize its available research and development deductions or related tax credits, and such unutilized amounts have been reflected in the Company’s income tax provision and deferred tax balances. The Company has incorporated the effects of enacted tax law into its assessment in accordance with ASC 740 and will continue to evaluate the impact of this legislation as further guidance becomes available.

The enactment of Public Law 119-21 does not alter management’s conclusion regarding the realizability of deferred tax assets, as the Company’s recent cumulative losses continue to represent significant negative evidence under ASC 740 that outweighs any potential future benefits associated with such legislation.

While the Company has concluded that a full valuation allowance is required under ASC 740 based on the weight of objectively verifiable negative evidence, this conclusion is driven by the accounting framework’s emphasis on recent cumulative losses and does not reflect management’s expectations regarding the Company’s future operating performance or long-term prospects. Management believes that the actions taken to improve operational efficiency, combined with strong customer demand, backlog visibility, and strategic growth initiatives, position the Company for improved profitability in future periods. Accordingly, the valuation allowance reflects the timing and evidentiary requirements of ASC 740 rather than any deterioration in the underlying fundamentals of the business.

Accordingly, management has determined that it is more-likely-than-not that the Company will not realize its deferred tax assets. As a result, a full valuation allowance has been recorded against the net deferred tax asset as of the reporting date.

This conclusion reflects management’s best estimate based on all available evidence and is based upon the requirements of ASC 740. The analysis and resulting valuation allowance are intended to support audit review under PCAOB standards related to accounting estimates, including the evaluation of significant judgments and the weighting of evidence.